FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis
The following table present liabilities measured at fair value on a recurring basis as of June 30, 2018 :

	June 30, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(919)	$(919)

Total liabilities	$(919)	$(919)

The following table present liabilities measured at fair value on a recurring basis as of December 31, 2017:

	Year ended December 31, 2017
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(7)	$(7)

Total liabilities	$(7)	$(7)